Employees - Schedule of Charges Related to Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Share Based Compensation Plans [Line Items]
Income statement charge	€ (161)	€ (108)	€ (151)
Performance share plans
Disclosure of Share Based Compensation Plans [Line Items]
Income statement charge	(150)	(98)	(142)
Other plans
Disclosure of Share Based Compensation Plans [Line Items]
Income statement charge	€ (11)	€ (10)	€ (9)